Distributions	3 Months Ended
Mar. 31, 2023
Distributions
Distributions

Note 10. Distributions

The following table summarizes the distributions that the Master Fund declared on its Common Shares during the three months ended March 31, 2023 and March 31, 2022:

Record Date	Payment Date	Distribution Per Common Share at Record Date	Distribution Per Common Share at Payment Date	Cash Distribution
For Calendar Year 2023
March 20	March 21	$0.68000	$0.68000	$17,404
			$0.68000	$17,404

For Calendar Year 2022
February 1	February 3	$0.78000	$0.78000	$19,964
			$0.78000	$19,964